TRADE RECEIVABLES - Schedule of Financial Assets That Are Either Past Due or Impaired (Details) - Trade receivables - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 51,738,768	$ 53,731,440
0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	17,474,236	15,308,157
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	1,481,764	978,918
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	1,003,378	607,392
More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	5,432,525	4,932,930
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 22,902,408	$ 17,635,349
Average age of overdue balances (in days)	30 days	22 days
Financial assets past due but not impaired | 0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 17,474,236	$ 15,308,157
Financial assets past due but not impaired | 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	1,481,764	978,918
Financial assets past due but not impaired | 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	1,003,378	607,392
Financial assets past due but not impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,943,030	740,882
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,489,495	4,192,048
Financial assets impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 2,489,495	$ 4,192,048